Prepaid Expenses (Details) - USD ($)	Aug. 31, 2021	Aug. 31, 2020
Prepaid Expenses
Advertising and Conferences	$ 168,760	$ 21,878
Consulting	18,750
Legal fees	31,380	47,498
Licence, filing fees, dues	19,500	8,541
Office and insurance	80,863	78,792
Research and development	0	25,386
Prepaid expenses	$ 319,253	$ 182,095